Restatement of Consolidated Financial Statements (10-K) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 02, 2010
Restatement of Consolidated Financial Statements [Abstract]
Number of warrants held by holders who signed the Consent Agreement (in shares)							40,032,833
Total number of warrants as of date of Amended Designation (in shares)									47,232,459
Impact of the dividend accrual on basic loss per share (in dollars per share)								$ 0.01
Current liabilities:
Warrant liabilities							$ 0	$ 1,328
Total current liabilities	2,951				2,951		3,610	15,451
Total liabilities	8,241				8,241		4,219	16,132
Shareholders' deficit:
Warrants (Note 3)	18,179				18,179		24,438	24,438
Accumulated deficit	(185,835)				(185,835)		(175,859)	(181,923)
Total Liquidmetal Technologies, Inc shareholders deficit							(2,226)	(10,654)
Impact of the financial adjustments on the Company's previously reported consolidated statement of operations [Abstract]
Change in value of warrants, gain (loss)	(174)	743	596	(11)	(174)	584	1,328	(23,341)
Income (loss) from continuing operations before income taxes		(1,458)	(1,077)	(965)				(14,963)
Income (loss) from continuing operations	(8,909)	(1,458)	(1,077)	(965)	(9,976)	(2,043)	(5,191)	(14,964)
Income (loss) from continuing operations before non-controlling interest		(1,885)	(1,189)	(1,394)	(9,976)		6,155	(18,219)
Net income (loss) attributable to Liquidmetal Technologies	(8,909)	(1,910)	(1,208)	(1,339)	(9,976)	(2,548)	6,155	(17,590)
Net loss	(8,909)		(1,189)		(9,976)	(2,584)	6,155	(17,643)
Preferred stockholders dividends								(653)
Net (loss) available (attributable) to common stockholders							6,155	(18,296)
Basic income (loss) per share (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.01)			$ 0.05	$ (0.28)
Diluted income (loss) per share (in dollars per share)		$ (0.01)	$ (0.01)	$ (0.01)			$ 0.04	$ (0.27)
Number of weighted average shares - basic (in shares)								64,965,000
Number of weighted average shares - basic and diluted		129,766,000	116,353,000	93,695,000
Scenario, Previously Reported [Member]
Current liabilities:
Warrant liabilities								12,819
Total current liabilities								26,942
Total liabilities								27,623
Shareholders' deficit:
Warrants (Note 3)								0
Accumulated deficit								(168,976)
Total Liquidmetal Technologies, Inc shareholders deficit								(22,146)
Impact of the financial adjustments on the Company's previously reported consolidated statement of operations [Abstract]
Change in value of warrants, gain (loss)		9,970	4,733	(7,816)				(10,394)
Income (loss) from continuing operations before income taxes		7,769	3,060	(8,770)				(2,017)
Income (loss) from continuing operations		7,769	3,060	(8,770)				(2,017)
Income (loss) from continuing operations before non-controlling interest		7,342	2,948	(9,199)
Net income (loss) attributable to Liquidmetal Technologies		7,317	2,929	(9,144)
Net loss								(4,696)
Preferred stockholders dividends								0
Net (loss) available (attributable) to common stockholders								$ (4,696)
Basic income (loss) per share (in dollars per share)		$ 0.06	$ 0.03	$ (0.09)				$ (0.07)
Diluted income (loss) per share (in dollars per share)		$ 0.04	$ 0.02	$ (0.09)
Number of weighted average shares - basic (in shares)								64,965,000
Number of weighted average shares - basic and diluted		129,766,000	116,353,000	93,695,000